12. Trade receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables Details 1
Allowance for the impairment of trade receivables, beginning	$ 259,682	$ 79,361	$ 84,562
Increase	242,750	210,745	22,979
Decrease	(43,579)	(30,424)	(28,180)
Allowance for the impairment of trade receivables, ending	$ 458,853	$ 259,682	$ 79,361